Accounting Policies - Narrative on Revenue Recognition Guidance (Details)	9 Months Ended
Sep. 30, 2017
Maximum | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Expected effect on consolidated revenues under new revenue recognition guidance effective in 2018	3.00%